Unaudited Consolidated statements of financial position (Parenthetical) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Statement
Lent securities and assets subject to repurchase agreements	$ 1,006	$ 895
Discontinued US operations
Statement
Lent securities and assets subject to repurchase agreements	$ 2,281	$ 1,112